[CLIFFORD CHANCE LETTERHEAD]

May 23, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PowerShares Exchange-Traded Fund Trust
Securities Act File No. 333-102228
Post-Effective Amendment No. 183
Investment Company Act File No. 811-21265
Amendment No. 185

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust, a Massachusetts business trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 183 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 185 pursuant to the Investment Company Act of 1940, as amended, relating to the PowerShares NASDAQ-100 BuyWrite Portfolio.

The Fund hereby certifies that it meets all of the requirements for effectiveness of this registration statement under Rule
485(b) under the Securities Act. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Gregory S. Samuels at (212) 878-3158.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss